LVIP Baron Growth Opportunities Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.93%
Building Products–1.92%
†Trex Co., Inc.	253,000	$16,844,740
		16,844,740
Capital Markets–19.17%
Carlyle Group, Inc.	157,000	6,760,420
Cohen & Steers, Inc.	171,000	16,407,450
FactSet Research Systems, Inc.	48,400	22,256,740
Houlihan Lokey, Inc.	122,404	19,342,280
Moelis & Co. Class A	93,400	6,398,834
Morningstar, Inc.	83,580	26,672,050
MSCI, Inc.	120,500	70,243,065
		168,080,839
Diversified Consumer Services–1.99%
†Bright Horizons Family Solutions, Inc.	124,497	17,445,765
		17,445,765
Diversified Telecommunication Services–2.05%
Iridium Communications, Inc.	590,000	17,965,500
		17,965,500
Health Care Equipment & Supplies–6.49%
†IDEXX Laboratories, Inc.	77,000	38,901,940
†Integer Holdings Corp.	60,500	7,865,000
†Neogen Corp.	603,817	10,150,164
		56,917,104
Health Care REITs–0.70%
Alexandria Real Estate Equities, Inc.	52,000	6,175,000
		6,175,000
Health Care Technology–0.32%
†Certara, Inc.	240,000	2,810,400
		2,810,400
Hotels, Restaurants & Leisure–10.58%
Choice Hotels International, Inc.	279,000	36,353,700
Krispy Kreme, Inc.	446,908	4,799,792
Red Rock Resorts, Inc. Class A	286,000	15,569,840
Vail Resorts, Inc.	206,500	35,990,885
		92,714,217
Insurance–19.37%
†Arch Capital Group Ltd.	633,500	70,875,980
Kinsale Capital Group, Inc.	127,250	59,243,782
Primerica, Inc.	149,494	39,638,334
		169,758,096
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–9.24%
†Gartner, Inc.	159,770	$80,965,045
		80,965,045
Life Sciences Tools & Services–6.85%
Bio-Techne Corp.	325,000	25,977,250
†Mettler-Toledo International, Inc.	10,400	15,596,880
West Pharmaceutical Services, Inc.	61,500	18,459,840
		60,033,970
Office REITs–0.56%
Douglas Emmett, Inc.	279,050	4,902,908
		4,902,908
Professional Services–0.72%
SS&C Technologies Holdings, Inc.	85,000	6,307,850
		6,307,850
Real Estate Management & Development–5.41%
†CoStar Group, Inc.	629,000	47,451,760
		47,451,760
Software–10.36%
†Altair Engineering, Inc. Class A	70,000	6,685,700
†ANSYS, Inc.	106,300	33,870,369
†Clearwater Analytics Holdings, Inc. Class A	395,000	9,973,750
†Guidewire Software, Inc.	121,000	22,135,740
†Intapp, Inc.	238,803	11,421,947
†nCino, Inc.	214,217	6,767,115
		90,854,621
Specialized REITs–2.40%
Gaming & Leisure Properties, Inc.	408,157	20,999,678
		20,999,678
Textiles, Apparel & Luxury Goods–1.80%
†Figs, Inc. Class A	2,304,669	15,763,936
		15,763,936
Total Common Stock (Cost $167,278,758)		875,991,429

MONEY MARKET FUND–0.24%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.94%)	2,075,653	2,075,653
Total Money Market Fund (Cost $2,075,653)		2,075,653

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund
Schedule of Investments (continued)

TOTAL INVESTMENTS–100.17% (Cost $169,354,411)	$878,067,082
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.17%)	(1,480,891)
NET ASSETS APPLICABLE TO 11,311,295 SHARES OUTSTANDING–100.00%	$876,586,191

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Baron Growth Opportunities Fund–2